Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Deferred commission costs	$ 2,408	$ 3,057
New contract acquisition amount	1,245
Capitalized contract acquisition cost	1,894	2,112	$ 1,319
Unbilled receivables balances amount	9,359	7,336
Remaining performance obligations	$ 65,463
Percentage of revenues	67.00%
Deferred revenues	$ 1,100	6,848
Short-term contract liability [Member]
Revenue from External Customer [Line Items]
Deferred revenues		$ 6,848